Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

(dollars in millions, except per share amounts; shares in millions)	2018	2017	2016
Net income attributable to common shareowners:
Net income from continuing operations	$5,269	$4,552	$5,065
Net loss from discontinued operations	—	—	(10)
Net income attributable to common shareowners	$5,269	$4,552	$5,055
Basic weighted average number of shares outstanding	800.4	790.0	818.2
Stock awards and equity units (share equivalent)	9.7	9.1	7.9
Diluted weighted average number of shares outstanding	810.1	799.1	826.1
Earnings Per Share of Common Stock—Basic:
Net income from continuing operations	$6.58	$5.76	$6.19
Net loss from discontinued operations	—	—	(0.01)
Net income attributable to common shareowners	6.58	5.76	6.18
Earnings Per Share of Common Stock—Diluted:
Net income from continuing operations	$6.50	$5.70	$6.13
Net loss from discontinued operations	—	—	(0.01)
Net income attributable to common shareowners	6.50	5.70	6.12